Commitments (Tables)	12 Months Ended
Dec. 31, 2021
Commitments and Contingencies Disclosure [Abstract]
Schedule of future minimum payments under non-cancelable operating leases
Year Ended December 31,
2022	$664,583
2023	476,306
2024	390,481
2025	-
2026	-
$1,531,370